Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Debentures [Abstract]
Summary of Details of Debentures
23.1 Details of debentures as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Debentures in Korean won
Structured debentures	5.15 ~ 5.86	￦	90,640	￦	20,560
Exchangeable bonds *	—		240,000		—
Subordinated fixed rate debentures	2.02 ~ 4.90		4,453,970		4,445,150
Fixed rate debentures	1.39 ~ 9.50		45,624,127		54,370,733
Floating rate debentures	2.83 ~ 5.79		5,410,000		1,250,000

			55,818,737		60,086,443

Fair value adjustments of fair value hedged debentures in Korean won			(141,073)		(108,207)
Less: Discount on debentures in Korean won			(29,670)		(57,075)
Less: Adjustment for exchange right of exchangeable bonds in Korean won			(5,104)		—

			55,642,890		59,921,161

Debentures in foreign currencies
Floating rate debentures	3.27 ~ 6.08		2,532,921		3,122,201
Fixed rate debentures	0.05 ~ 7.40		11,109,296		13,229,773

			13,642,217		16,351,974

Fair value adjustments of fair value hedged debentures in foreign currencies			(68,706)		(63,717)
Less: Discount on debentures in foreign currencies			(39,733)		(38,161)

			13,533,778		16,250,096

		￦	69,176,668	￦	76,171,257

*
Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦48,000. Exchange rights were fully exercised on February 14, 2024.

Summary of Changes In Debentures Based On Face Value
23.2 Changes in debentures based on par value for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning		Issue		Repayment		Others		Ending
Debentures in Korean won
Structured debentures	￦	710	￦	90,000	￦	(70)	￦	—	￦	90,640
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		5,354,890		—		(900,920)		—		4,453,970
Fixed rate debentures		45,424,094		74,530,666		(74,330,633)		—		45,624,127
Floating rate debentures		5,455,000		4,470,000		(4,515,000)		—		5,410,000

		56,474,694		79,090,666		(79,746,623)		—		55,818,737

Debentures in foreign currencies
Floating rate debentures		2,168,341		1,673,645		(1,349,020)		39,955		2,532,921
Fixed rate debentures		10,482,244		2,963,436		(2,587,629)		251,245		11,109,296

		12,650,585		4,637,081		(3,936,649)		291,200		13,642,217

	￦	69,125,279	￦	83,727,747	￦	(83,683,272)	￦	291,200	￦	69,460,954

(In millions of Korean won)	2024
	Beginning		Issue		Repayment		Others		Ending
Debentures in Korean won
Structured debentures	￦	90,640	￦	—	￦	(70,080)	￦	—	￦	20,560
Exchangeable bonds		240,000		—		(240,000)		—		—
Subordinated fixed rate debentures		4,453,970		—		(8,820)		—		4,445,150
Fixed rate debentures		45,624,127		82,306,421		(73,559,815)		—		54,370,733
Floating rate debentures		5,410,000		440,000		(4,600,000)		—		1,250,000

		55,818,737		82,746,421		(78,478,715)		—		60,086,443

Debentures in foreign currencies
Floating rate debentures		2,532,921		975,755		(728,965)		342,490		3,122,201
Fixed rate debentures		11,109,296		2,620,029		(1,880,406)		1,380,854		13,229,773

		13,642,217		3,595,784		(2,609,371)		1,723,344		16,351,974

	￦	69,460,954	￦	86,342,205	￦	(81,088,086)	￦	1,723,344	￦	76,438,417